UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

Davis New York Venture Fund, Inc.
(Exact name of registrant as specified in character)

2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(Name and address of agent for service)

Registrant's telephone number, includeing area code:  (520) 806-7600

Date of fiscal year end:	October 31
Date of reporting period:       July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS GLOBAL FUND
SCHEDULE OF INVESTMENTS
At July 31, 2005 (Unaudited)

=======================================================================================================================
Shares                                           Security                                                      Value
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (98.02%)

   BELGIUM - (4.46%)
         4,900      Groupe Bruxelles Lambert S.A. ..................................................... $       443,199
                                                                                                        ---------------
   BERMUDA - (2.02%)
        10,700      Ship Finance International Ltd. ...................................................         201,160
                                                                                                        ---------------
   CANADA - (2.98%)
        11,000      Power Corp. of Canada..............................................................         296,107
                                                                                                        ---------------
   FINLAND - (1.99%)
        12,400      Nokia Oyj, ADR.....................................................................         197,780
                                                                                                        ---------------
   FRANCE - (9.13%)
         4,100      Essilor International S.A. ........................................................         298,014
         8,450      Lagardere S.C.A. ..................................................................         610,102
                                                                                                        ---------------
                			                                                                        908,116
                                                                                                        ---------------
   GERMANY - (3.70%)
         2,700      Continental AG ....................................................................         209,511
         5,500      Lanxess*...........................................................................         158,643
                                                                                                        ---------------
														368,154
                                                                                                        ---------------
   HONG KONG - (6.33%)
       160,000      China Merchants Holdings International Co., Ltd. ..................................         325,205
       154,000      Cosco Pacific Ltd. ................................................................         304,095
                                                                                                        ---------------
														629,300
                                                                                                        ---------------
   LUXEMBOURG - (4.16%)
         4,400      Tenaris S.A., ADR..................................................................         413,028
                                                                                                        ---------------
   NETHERLANDS - (16.08%)
        11,400      Heineken Holding NV................................................................         334,629
         8,500      Hunter Douglas NV..................................................................         429,547
        15,400      Koninklijke (Royal) Philips Electronics NV, NY Shares..............................         417,648
         3,000      Unilever NV, NY Shares.............................................................         200,730
        11,128      Wolters Kluwer NV, CVA.............................................................         216,414
                                                                                                        ---------------
												              1,598,968
                                                                                                        ---------------
   SOUTH KOREA - (6.61%)
           270      Amorepacific Corp. ................................................................          74,029
            70      Lotte Chilsung Beverage Co., Ltd. .................................................          64,089
            80      Lotte Confectionery Co., Ltd. .....................................................          55,946
         1,080      Nong Shim Holdings Co., Ltd. ......................................................         101,615
	13,800      SK Telecom Co., Ltd., ADR..........................................................		296,286
         1,700      Tae Young Corp. ...................................................................          65,404
                                                                                                        ---------------
					                                                                        657,369
                                                                                                        ---------------

DAVIS GLOBAL FUND
SCHEDULE OF INVESTMENTS - (Continued)
At July 31, 2005 (Unaudited)

=======================================================================================================================
Shares                                           Security                                                      Value
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK - (Continued)

   SWITZERLAND - (8.61%)
         1,730      Kuehne & Nagel International AG, Registered........................................ $       385,996
           230      Lindt & Spruengli AG...............................................................         356,633
         1,500      Pargesa Holding S.A., Bearer Shares................................................         113,500
                                                                                                        ---------------
                                										856,129
                                                                                                        ---------------
   UNITED KINGDOM - (7.80%)
        13,187      Diageo PLC.........................................................................         182,170
        70,000      Rentokil Initial PLC...............................................................         191,617
        18,000      Telewest Global, Inc.*.............................................................         402,030
                                                                                                        ---------------
														775,817
                                                                                                        ---------------
   UNITED STATES - (24.15%)
         5,500      AFLAC Inc. ........................................................................         248,050
         9,800      American International Group, Inc. ................................................         589,960
         3,100      IDEXX Laboratories, Inc.*..........................................................         196,509
         7,000      Iron Mountain Inc.*................................................................         240,030
         4,100      Lexmark International, Inc., Class A*..............................................         257,070
         3,200      Mohawk Industries, Inc.*...........................................................         281,024
         5,700      NTL Inc.*..........................................................................         379,763
        15,200      ServiceMaster Co. .................................................................         208,848
                                                                                                        ---------------
                                								              2,401,254
                                                                                                        ---------------


                            Total Common Stocks - (identified cost $9,159,327).........................       9,746,381
                                                                                                        ---------------

PREFERRED STOCK - (1.00%)

    GERMANY - (1.00%)
           125     Porsche AG - (identified cost $98,252)..............................................          99,119
                                                                                                        ---------------


DAVIS GLOBAL FUND
SCHEDULE OF INVESTMENTS - (Continued)
At July 31, 2005 (Unaudited)

=======================================================================================================================
Principal                                        Security                                                      Value
-----------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - (1.37%)

$       53,000      Banc of America Securities LLC Joint Repurchase Agreement, 3.30%,
                        08/01/05, dated 07/29/05, repurchase value of $53,015
                        (collateralized by: U.S. Government agency obligations in a pooled
                        cash account, total market value $54,060)...................................... $        53,000
        83,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 3.32%,
                        08/01/05, dated 07/29/05, repurchase value of $83,023
                        (collateralized by: U.S. Government agency obligations in a pooled
                        cash account, total market value $84,660)......................................          83,000
                                                                                                        ---------------

                            Total Short Term Investments - (identified cost $136,000)..................         136,000
                                                                                                        ---------------

			Total Investments - (identified cost $9,393,579) (100.39%) (a).................	      9,981,500
			Liabilities Less Other Assets - (0.39%)........................................  	(38,343)
                                                                                                        ---------------
                             Net Assets - (100.00%).................................................... $     9,943,157
                                                                                                        ===============

*  Non income-producing security.

(a) Aggregate cost for Federal Income Tax purposes is $9,393,579. At July 31, 2005, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes was as follows:

		        Unrealized appreciation........................................................	$       707,703
		        Unrealized depreciation........................................................        (119,782)
                                                                                                        ---------------
		Net unrealized appreciation............................................................ $       587,921
                                                                                                        ===============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual report.

ITEM 2. CONTROLS AND PROCEDURES

        (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

        (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

        EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  September 28, 2005

Pursuant to the requirements fo the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in teh capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  September 28, 2005

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial Officer

Date:  September 28, 2005